Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 21, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Sale value of property	$ 77,500
Proceeds from sale of property in percent to sale value	90.00%
Proceeds from sale of property in value to sale value	$ 69,750
Credit from sale of property in percent to sale value	10.00%
Repayment of secured debt	$ 44,500	$ 1,939	$ 1,448	$ 38
Bareboat charter agreement period	13 years
Bareboat charter agreement description	the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10.	the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10.
Variable interest entity, consolidated, carrying amount, assets		$ 1,839,408	1,874,253
Variable interest entity, consolidated, carrying amount, liabilities		897,013	934,351
Interest Expense		41,080	48,611	$ 44,908
Proceeds from Related Party Debt			$ 69,052
Variable Interest Entity, consolidated			100.00%
Payments to Acquire Businesses, Gross		44,800
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated			49.00%
Ocean Yield Arora Ltd [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		63,500	$ 69,100
Variable interest entity, consolidated, carrying amount, liabilities		61,700	69,000
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		125,900	123,100
Variable interest entity, consolidated, carrying amount, liabilities		9,500	20,400
Interest Expense		1,800	500
Proceeds from Related Party Debt		$ 6,800	$ 69,100
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated		100.00%	100.00%